UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Chairman,
CEO and Co-CIO
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2009
DATE OF REPORTING PERIOD: January 1, 2009 through June 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

CALAMOS®

Investment strategies for
your serious money®

Calamos Growth and Income Portfolio

Semiannual Report June 30, 2009

TABLE OF CONTENTS

Chairman’s Letter	1

Investment Team Discussion	3

Performance and Portfolio Information	5

Expense Overview	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	20

Report of Independent Registered Public Accounting Firm	21

Trustee Approval of Management Agreement	22

Letter to Contract Owners

Dear Contract Owner:

Enclosed is your semiannual report for the six months ended June 30, 2009. We appreciate the opportunity to correspond with you. Please carefully review this report, which includes fund commentary from our investment team. The report also includes a listing of the Portfolio holdings, financial data and highlights, as well as detailed information about the performance and allocations of the Portfolio.

Early in the reporting period, we saw a continuation of extraordinary markets that unfolded in the last half of 2008. Throughout the opening months of the period, the markets reflected the anguish around the health of the financial system. Anxiety about the credit crisis, financial and auto industries, government stimulus plans and economic data contributed to a climate of extreme investor pessimism. Even securities issued by fundamentally strong companies saw their values plummet as the markets were roiled by volatility. These widespread declines continued through March 9, when the S&P 500 bottomed out at 676.53, a 13-year low.

However, the tide changed markedly during the later portion of the period, with markets staging a robust and much-welcomed rally off March lows. Investor sentiment was boosted by improving conditions in the credit markets, signs of life in the new issue debt markets, an upturn in global trade, strengthening in the manufacturing sector, increased business activity, rebounding mortgage applications and indications of housing starts reaching a short-term bottom. Central banks and governments around the world remained focused on shoring up investor confidence and attempting to stimulate normal economic activity.

Given the recent extreme gyrations, many investors wonder if the markets are poised for a lasting rebound or if another downturn looms ahead. The fact remains that bear and bull markets can only be identified in hindsight. Because of this, we caution against trying to “time” the turns. Instead, we encourage investors to follow a patient and disciplined approach, guided by their long-term objectives and risk tolerance. It’s important to remember that opportunities exist in turbulent types of market environments. We believe the difference is that in the down markets, experience matters.

Since our early days in the 1970s, we’ve invested through many difficult periods. Although every market is different, we believe that our time-tested one team, one process approach, long-term perspective and exacting independent research will allow us to position the Portfolio advantageously for the road ahead. We comprehensively evaluate companies and securities on their independent merits, within each portfolio as a whole, and also within the context of the evolving political and economic landscape.

Systemic risk has begun to abate; we have seen encouraging signs that the investing environment has improved. However, the global economy must address a confluence of economic, political and market influences. This will take time, and trial and error. We would not be surprised if we see volatile sideways-moving markets for the next several years. Nonetheless, we are looking positively to the future. We believe that emotion-driven selling has created select opportunities for long-term investors, across numerous asset classes. Many securities are trading at extremely attractive prices given their issuers’ underlying fundamentals.

Growth and Income Portfolio Chairman’s Letter SEMIANNUAL REPORT	1

Letter to Contract Owners

Broadly speaking, we continue to favor issuers with stronger balance sheets and the ability to grow without relying on the capital markets. We emphasize companies with global leadership positions, well-recognized brands and capable management teams. Our investment process also reflects long-term thematic influences, such as productivity improvements, globalization, and infrastructure building.

If you have any questions about your portfolio, please speak to your financial advisor or contact us at 800.582.6959, Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time. I also encourage you to visit our website at calamos.com on a regular basis, for updated commentary and more information about your portfolio.

We thank you for the opportunity to help you achieve your investment goals and look forward to serving you in the years to come.

Sincerely,

John P. Calamos, Sr.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

This report is for informational purposes only and should not be considered investment advice.

2	Growth and Income Portfolio SEMIANNUAL REPORT Chairman’s Letter

Investment Team Discussion

Calamos Growth and Income Portfolio features an actively managed mix of higher quality growth stocks and convertible securities. The Portfolio’s equity holdings consist of established large and mid-sized growth companies with clean balance sheets, diverse global revenue streams and relatively stable cash flows. The convertible portion of the portfolio features what we call ’hybrid’ convertibles: convertible securities that offer a balance of fixed income and equity-like characteristics. Together, the Portfolio’s equity and convertible holdings are designed to provide you with upside equity market participation while also offering the potential for downside protection. This strategy contributed to the Portfolio’s outperformance of equities in the period, though the Portfolio underperformed versus convertibles.

Calamos Growth and Income Portfolio returned 13.33% for the 6-month period ended June 30, 2009. For the same period, the S&P 500 Index1 returned 3.16% and the Value Line Convertible Index2 returned 19.67%.

To review the Portfolio’s long-term performance results, please see the “Growth of $10,000” chart below and the Total Return table on page 5.

Growth of $10,000: for 10-year period ended 6/30/09

3	Growth and Income Portfolio SEMIANNUAL REPORT Investment Team Discussion

Investment Team Discussion

SECTOR ALLOCATION
As of June 30, 2009

Information Technology	29.7%
Energy	17.0
Health Care	16.6
Financials	8.5
Materials	7.7
Consumer Staples	6.8
Industrials	6.0
Consumer Discretionary	5.7
Telecommunication Services	0.6
Sector allocations are based on net assets and may vary over time.

Broadly, security selection and sector allocation added to relative returns during the period. Security selection within the energy sector added the most value during the period. We have recently increased our allocation to this sector, largely due to reasonable valuations and the continued U.S. dollar devaluation that should help support energy prices. We’ve diversified our exposure among many industries within the sector, such as exploration and production, drillers and equipment-services companies.

Security selection in the financial sector also was additive during the period as names within the diversified financial services area performed well. While we remain cautious and selective within this sector, we have found attractive investments primarily within asset managers and global derivative exchanges. Asset managers typically have more consistent revenue streams and limited underlying credit risk, while the global exchanges offer solid growth. An overweight position to the information-technology added to relative returns, as this was the best performing sector within the index.

However, while an overweight position was additive, selection within the information-technology sector detracted value, particularly within the computers and peripherals industry. Within the sector, we are attracted to companies that offer productivity enhancement, cost controls, clean balance sheets and stable revenue streams. We also are focused on consumer-oriented technology companies as we believe consumers remain willing to purchase certain products such as iPhones, laptops and flat-screen televisions.

Growth and Income Portfolio Investment Team Discussion SEMIANNUAL REPORT	4

Performance and Portfolio Information

 TOTAL RETURN AS OF 6/30/2009

6-MONTHS	1 YEAR	3 YEARS†	5 YEARS†	10 YEARS†

13.33%	-14.23%	-3.13%	1.18%	4.77%

Performance data quoted represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns are net of all fees and expenses incurred by the Portfolio.

†	Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not reflect sales charges, expenses and fees assessed in connection with the variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return to the contract or policy owner.

NOTES: [1] The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper, Inc.

[2] The Value Line Convertible Index is an equally-weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Source: Mellon Analytical Solutions, LLC

Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses. It is not possible to invest directly in an index.

5	Growth and Income Portfolio ANNUAL REPORT Performance and Portfolio Information

Expense Overview

As a contract or policy owner, you incur certain costs. Because the Portfolio is a funding vehicle for annuities, policies and eligible plans, you may also incur sales charges and other fees related to your annuity, policy or eligible plan. In addition, the Portfolio incurs transaction costs and ongoing costs, including management fees, and other fund expenses, such as audit, legal and custodian fees.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. It is intended to help you understand the ongoing cost associated with investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts to the examples table:

Actual

In this part of the table, you’ll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009, the period covered by this report. This table also shows the actual returns, after expenses, you would have earned during that time. This table can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the ”Actual Expenses per $1,000” row. In this example, you would multiply 8.6 by the figure.

Hypothetical

In this part of the table, you’ll see the hypothetical expenses you would have paid on a $1,000 investment from January 1, 2009 through June 30, 2009, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this table, including the assumed 5% annual rate of return before expenses, which is what you’ll see in the table. Note that this table will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

The actual and hypothetical examples assume a $1,000 investment at the beginning of the period, January 1, 2009, and held through June 30, 2009.

Actual Expenses per $1,000*	$7.62
Ending value	$1,133.30

Hypothetical Expenses per $1,000*	$7.20
Ending value	$1,017.65

Annualized Expense Ratio	1.44%

* Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Growth and Income Portfolio Expense Overview SEMIANNUAL REPORT	6

Schedule of Investments

 JUNE 30, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (37.5%)
	Consumer Discretionary (1.7%)
270,000	Best Buy Company, Inc. 2.250%, 01/15/22	$259,875
110,000	International Game Technology* 3.250%, 05/01/14	118,938

		378,813

	Energy (5.2%)
100,000	Cameron International Corp.* 2.500%, 06/15/26	114,125
	Chesapeake Energy Corp.
200,000	2.750%, 11/15/35	174,250
105,000	2.500%, 05/15/37	74,813
80,000	2.500%, 05/15/37	57,000
155,000	Schlumberger, Ltd. - Series B∧ 2.125%, 06/01/23	229,981
300,000	Superior Energy Services, Inc.‡ 1.500%, 12/15/26	250,500
250,000	Transocean, Inc. - Series C 1.500%, 12/15/37	221,561

		1,122,230

	Financials (1.7%)
300,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	258,000
110,000	Leucadia National Corp. 3.750%, 04/15/14	121,275

		379,275

	Health Care (8.6%)
340,000	Amgen, Inc. 0.375%, 02/01/13	308,550
440,000	Gilead Sciences, Inc. 0.500%, 05/01/11	557,700
305,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	239,044
	Teva Pharmaceutical Industries, Ltd.
265,000	0.250%, 02/01/26	296,137
180,000	0.250%, 02/01/24	256,275
150,000	0.500%, 02/01/24	198,750

		1,856,456

	Industrials (3.2%)
190,000	AGCO Corp. 1.250%, 12/15/36	173,850
340,000	Danaher Corp. 0.000%, 01/22/21	311,950
135,000	Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	102,263
100,000	Terex Corp. 4.000%, 06/01/15	98,375

		686,438

	Information Technology (13.2%)
105,000	CommScope, Inc. 3.250%, 07/01/15	119,700
645,000	EMC Corp. 1.750%, 12/01/13	661,125
357,000	Intel Corp. 2.950%, 12/15/35	301,665
570,000	Network Appliance, Inc.* 1.750%, 06/01/13	503,737
284,000	Nuance Communications, Inc. 2.750%, 08/15/27	243,530
250,000	ON Semiconductor Corp. 2.625%, 12/15/26	224,375
	Symantec Corp.
300,000	1.000%, 06/15/13	300,000
300,000	0.750%, 06/15/11	303,750
300,000	VeriSign, Inc. 3.250%, 08/15/37	199,875

		2,857,757

	Materials (3.9%)
95,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	104,975
100,000	Anglo American, PLC 4.000%, 05/07/14	133,600
	Newmont Mining Corp.
305,000	1.625%, 07/15/17	320,631
210,000	1.250%, 07/15/14	228,638
50,000	3.000%, 02/15/12	56,625

		844,469

	TOTAL CONVERTIBLE BONDS (Cost $7,975,933)	8,125,438

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.1%)#
	Consumer Discretionary (0.1%)
10	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	19,050

	Information Technology (0.0%)
8	Apple, Inc. Call, 01/16/10, Strike $170.00	5,200
	EMC Corp.
40	Call, 01/16/10, Strike $15.00	2,940
30	Call, 01/16/10, Strike $17.50	720
20	Linear Technology Corp. Call, 01/16/10, Strike $35.00	100

		8,960

	TOTAL PURCHASED OPTIONS (Cost $88,327)	28,010

Growth and Income Portfolio Schedule of Investments SEMIANNUAL REPORT	7

See accompanying Notes to Schedule of Investments

Schedule of Investments

 JUNE 30, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (15.9%)
		Consumer Staples (3.7%)
13,600		Archer Daniels Midland Company 6.250%	$496,264
530		Bunge, Ltd. 5.125%	314,025

			810,289

		Financials (4.5%)
4,900		Affiliated Managers Group, Inc. 5.150%	117,294
2,900		American International Group, Inc. 8.500%	27,608
440		Bank of America Corp. 7.250%	367,853
13,700		Citigroup, Inc. 6.500%	459,772

			972,527

		Health Care (3.9%)
555		Mylan, Inc. 6.500%	478,077
1,570		Schering-Plough Corp. 6.000%	355,919

			833,996

		Materials (3.8%)
4,975		Freeport-McMoRan Copper & Gold, Inc. 6.750%	395,164
11,800		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	432,942

			828,106

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,472,514)	3,444,918

COMMON STOCKS (45.1%)
		Consumer Discretionary (3.9%)
4,293		Amazon.com, Inc.#	359,153
4,100		Apollo Group, Inc. - Class A#	291,592
3,700		Nike, Inc. - Class B	191,586

			842,331

		Consumer Staples (3.1%)
6,775		Coca-Cola Company	325,132
2,100		Costco Wholesale Corp.	95,970
4,600		PepsiCo, Inc.	252,816

			673,918

		Energy (11.8%)
2,700		Apache Corp.	194,805
4,354		Cameron International Corp.#	123,218
3,425		Devon Energy Corp.	186,663
7,120		ENSCO International, Inc.	248,274
12,000		Halliburton Company	248,400
9,300		Noble Corp.	281,325
3,750		Noble Energy, Inc.	221,137
18,415		Pride International, Inc.#	461,480
6,250		Smith International, Inc.	160,938
3,500	CAD	Suncor Energy, Inc.	106,431
4,200		Transocean, Inc.#	312,018

			2,544,689

		Financials (2.3%)
715		BlackRock, Inc.	125,425
9,100		T. Rowe Price Group, Inc.	379,197

			504,622

		Health Care (4.1%)
1,315		Alcon, Inc.	152,698
2,100		Amgen, Inc.#	111,174
4,400		Johnson & Johnson	249,920
2,320		Novo Nordisk, A/S	126,347
6,100		Stryker Corp.	242,414

			882,553

		Industrials (2.8%)
6,900		Emerson Electric Company	223,560
5,500		Honeywell International, Inc.	172,700
4,125		United Technologies Corp.	214,335

			610,595

		Information Technology (16.5%)
7,250		Accenture, Ltd.	242,585
18,640		Cisco Systems, Inc.#	347,450
8,400		Dell, Inc.#	115,332
19,175		eBay, Inc.#	328,468
8,145		Infosys Technologies, Ltd.	299,573
12,500		Intel Corp.	206,875
7,940		Intuit, Inc.#	223,590
16,405		Microsoft Corp.	389,947
11,950		Nintendo Company, Ltd.	412,277
18,600		Nokia Corp.	271,188
20,900		Oracle Corp.	447,678
6,400		QUALCOMM, Inc.	289,280

			3,574,243

8	Growth and Income Portfolio SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Schedule of Investments

 JUNE 30, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (0.6%)
3,500	América Móvil, SAB de CV	$135,520

	TOTAL COMMON STOCKS (Cost $10,688,356)	9,768,471

SHORT-TERM INVESTMENT (2.3%)
491,667	Fidelity Prime Money Market Fund - Institutional Class (Cost $491,667)	491,667

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.0%)
31,624	Bank of New York Institutional Cash Reserve Series Bπ	4,585
204,000	Goldman Sachs Financial Square Prime Obligations Fund	204,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $235,624)	208,585

TOTAL INVESTMENTS (101.9%) (Cost $22,952,421)		22,067,089

PAYABLE UPON RETURN OF SECURITIES LOANED (-1.1%)		(235,624)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(172,006)

NET ASSETS (100.0%)		$21,659,459

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.3%)#
	Financials (-0.3%)
90	T. Rowe Price Group, Inc. Call, 07/18/09, Strike $35.00 (Premium $16,905)	(61,200)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At June 30, 2009, the value of 144A securities that could not be exchanged to the registered form is $118,938 or 0.5% of net assets.
∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at June 30, 2009.
#	Non-income producing security.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

Growth and Income Portfolio Schedule of Investments SEMIANNUAL REPORT	9

See accompanying Notes to Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

ASSETS
Investments in securities, at value (cost $22,952,421)*	$22,067,089
Cash with custodian (interest bearing)	123,049
Receivables:
Accrued interest and dividends	45,277
Portfolio shares sold	38,868
Prepaid expenses	478
Other assets	39,011

Total assets	22,313,772

LIABILITIES AND NET ASSETS
Options written, at value (premium $16,905)	61,200
Payables:
Cash collateral for securities loaned	235,624
Investments purchased	274,365
Portfolio shares redeemed	53
Affiliates:
Investment advisory fees	13,414
Deferred compensation to Trustees	39,011
Financial accounting fees	207
Trustees’ fees and officer compensation	140
Other accounts payable and accrued liabilities	30,299

Total liabilities	654,313

NET ASSETS	$21,659,459

ANALYSIS OF NET ASSETS
Paid in capital	$25,957,750
Undistributed net investment income (loss)	(45,518)
Accumulated net realized gain (loss) on investments, written options, and foreign currency transactions	(3,323,146)
Unrealized appreciation (depreciation) of investments, written options, and foreign currency translations	(929,627)

NET ASSETS	$21,659,459

Shares outstanding (no par value; unlimited number of shares authorized)	2,078,812
Net asset value and redemption price per share	$10.42

*	Includes securities on loan with a value of $229,981.

10	Growth and Income Portfolio SEMIANNUAL REPORT Statement of Assets and Liabilities

See accompanying Notes to Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

INVESTMENT INCOME
Interest	$188,813
Dividends	208,268
Dividends from affiliates	1,248
Securities lending income	555

Total investment income*	398,884

EXPENSES
Investment advisory fees	75,434
Audit fees	33,028
Legal fees	13,957
Printing and mailing fees	9,527
Trustees’ fees and officer compensation	6,957
Transfer agent fees	1,421
Accounting fees	1,358
Custodian fees	1,332
Financial accounting fees	1,165
Other	850

Total expenses	145,029
Less expense reductions	(305)

Net expenses	144,724

NET INVESTMENT INCOME (LOSS)	254,160

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(1,163,645)
Purchased options	(45,435)
Foreign currency transactions	533
Written options	(20,220)
Change in net unrealized appreciation/depreciation on:
Investments, excluding purchased options	3,451,629
Purchased options	58,154
Written options	(44,295)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	2,236,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,490,881

*	Net of foreign taxes withheld of $2,608.

Growth and Income Portfolio Statement of Operations SEMIANNUAL REPORT	11

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008

OPERATIONS
Net Investment income (loss)	$254,160	$438,920
Net realized gain (loss) from investments in securities, purchased options, written options, and foreign currency transactions	(1,228,767)	(1,943,358)
Change in net unrealized appreciation/depreciation on investments in securities, purchased options, and written options	3,465,488	(9,133,788)

Net increase (decrease) in net assets resulting from operations	2,490,881	(10,638,226)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(373,556)	(314,593)
Net realized gains	—	(912,594)

Total distributions	(373,556)	(1,227,187)

CAPITAL SHARE TRANSACTIONS
Issued	930,380	3,620,797
Issued in reinvestment distributions	373,556	1,227,187
Redeemed	(2,797,020)	(8,644,076)

Net increase (decrease) in net assets from capital share transactions	(1,493,084)	(3,796,092)

TOTAL INCREASE (DECREASE) IN NET ASSETS	624,241	(15,661,505)

NET ASSETS
Beginning of period	21,035,218	36,696,723

End of period	21,659,459	21,035,218

Undistributed net investment income (loss)	$(45,518)	$73,878

CAPITAL SHARE TRANSACTIONS
Shares issued	91,512	312,129
Shares issued in reinvestment distributions	39,559	99,763
Shares redeemed	(297,031)	(728,937)

Net increase (decrease) in capital shares outstanding	(165,960)	(317,045)

12	Growth and Income Portfolio SEMIANNUAL REPORT Statement of Changes in Net Assets

See accompanying Notes to Financial Statements

Notes to Financial Statements (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Growth and Income Portfolio Notes to Financial Statements SEMIANNUAL REPORT	13

Notes to Financial Statements (unaudited)

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions and Investment Income. Investment transactions are recorded on a trade date basis as of June 30, 2009. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Investment in Affiliated Fund. As of December 31, 2008, the Portfolio had holdings of $599,075 in the affiliated fund, and as of June 30, 2009, had no holdings in the affiliated fund. During the period from January 1, 2009 through June 30, 2009, the Portfolio had net redemptions of $599,075 and earned $1,248 in dividends from an affiliated fund, Calamos Government Money Market Fund. The Calamos Government Money Market Fund closed to purchases on May 1, 2009 and liquidated as of May 15, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to the Portfolio are charged to the Portfolio; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each Fund or on another reasonable basis.

Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Income Taxes. No provision has been made for U.S. income taxes because the Trust’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Portfolio also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The financial statements are not adjusted for temporary differences.

14	Growth and Income Portfolio SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

The Portfolio recognized no liability for unrecognized tax benefits in connection with Financial Accounting Standards Board (FASB) Interpretation No. 48 Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2005 – 2007 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust’s organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio’s management expects the risk of material loss in connection to a potential claim to be remote.

New Accounting Pronouncements. Effective January 1, 2009, the Trust adopted the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires that objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation. The required disclosures are reflected in the Schedule of Investments, Statement of Operations, and in the Notes to Financial Statements, Note 5 – Derivative Instruments.

Subsequent Events. Subsequent events have been evaluated through August 4, 2009, the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

NOTE 2 – INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), the Portfolio pays a monthly investment advisory fee based on the average daily net assets of the Portfolio at the annual rate of 0.75%. Calamos Advisors agreed to waive a portion of its advisory fee charged to the Portfolio on the Portfolio’s investments in the Calamos Government Money Market Fund (“GMMF”, an affiliated fund and a series of Calamos Investment Trust) equal to the advisory fee attributable to the Portfolio’s investment in GMMF, based on daily net assets. For the period ended June 30, 2009, the total advisory fee expense reduction pursuant to such agreement was $305, and is included in the Statement of Operations under the caption “Expense reductions”.

Pursuant to a financial accounting services agreement, the Portfolio also pays Calamos Advisors a fee for financial accounting services payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the sum of the total average daily net assets of Calamos Advisors Trust, Calamos Investment Trust, and the total average weekly managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund). “Managed net assets” means a Funds’ total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Portfolio’s relative portion of combined assets used in calculating the fee.

The Portfolio reimburses Calamos Advisors for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expense on the Statement of Operations.

Pursuant to an agreement with US Bancorp Fund Services, LLC, the Portfolio’s transfer agent (“US Bancorp”), Calamos Financial Services LLC (“CFS”) provides certain shareholder administrative services to US Bancorp. CFS receives from US Bancorp an annual aggregate fee of $175,000, paid in monthly installments, for providing these services which relate to Calamos Advisors Trust and Calamos Investment Trust. Also, US Bancorp pays license fees to unaffiliated third parties for CFS’ utilization of certain transfer

Growth and Income Portfolio Notes to Financial Statements SEMIANNUAL REPORT	15

Notes to Financial Statements (unaudited)

agent and phone systems in providing the shareholder administrative services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Portfolio has not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp, and the transfer agency fees payable by the Portfolio to US Bancorp have not increased as a result thereof.

A trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Portfolio’s Statement of Additional Information contains additional information about the Portfolio’s trustees and is available upon request without charge by calling our toll free number 800.582.6959.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Portfolio. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation investments of $39,011 are included in “Other assets” on the Statement of Assets and Liabilities at June 30, 2009. The Portfolio’s obligation to make payments under the Plan is a general obligation of the Portfolio and is included in “Payable for deferred compensation to Trustees” on the Statement of Assets and Liabilities at June 30, 2009.

NOTE 3 – INVESTMENTS

Purchases and sales of investments, other than short term investments, by the Portfolio, for the period ended June 30, 2009 were as follows:

Purchases	$6,039,926
Proceeds from sales	$7,469,650

The following information is presented on a federal income tax basis as of June 30, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows:

Cost basis of investments	$22,913,683

Gross unrealized appreciation	$1,749,712
Gross unrealized depreciation	$(2,596,306)

Net unrealized appreciation (depreciation)	$(846,594)

NOTE 4 – INCOME TAXES

The tax character of distributions for the period ended June 30, 2009 will be determined at the end of the Portfolio’s current fiscal year. Distributions during the fiscal year ended December 31, 2008, were characterized for federal income tax purposes as follows:

Distributions paid from:
Ordinary Income	$314,593
Long-Term Capital Gain	$912,594

16	Growth and Income Portfolio SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of December 31, 2008, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$195,732
Undistributed capital gains	—

Total undistributed earnings	195,732
Accumulated capital and other losses	(2,285,871)
Net unrealized gain/(losses)	(4,282,342)

Total accumulated earnings/(losses)	(6,372,481)
Other	(43,135)
Paid-in capital	27,450,834

$21,035,218

As of December 31, 2008, the Portfolio had capital loss carryforwards which, if not used, will expire as follows:

2016	$(2,285,871)

The Portfolio had no deferred post-October losses occurring subsequent to October 31, 2008.

NOTE 5 – DERIVATIVE INSTRUMENTS

Equity Risk. The Portfolio may engage in option transactions and in doing so achieve the similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Portfolio may also purchase put options on individual securities, broad-based securities indexes or certain exchange traded funds (“ETFs”). The Portfolio may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Portfolio, on broad-based securities indexes, or certain ETFs.

When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options are presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

As of June 30, 2009, the Portfolio had outstanding purchased options and written options as listed on the Schedule of Investments. For the period ended June 30, 2009, the Portfolio had the following transactions in written options:

	Number of Contracts	Premiums Received

Options outstanding at December 31, 2008	—	$—
Options written	115	22,455
Options closed	(25)	(5,550)
Options exercised	—	—

Options outstanding at June 30, 2009	90	$16,905

Growth and Income Portfolio Notes to Financial Statements SEMIANNUAL REPORT	17

Notes to Financial Statements (unaudited)

Below are the types of derivatives in the Portfolio by gross value as of June 30, 2009:

	Assets		Liabilities

	Statement of Assets &		Statement of Assets &
	Liabilities Location	Value	Liabilities Location	Value

Derivative Type:
Options purchased	Investments in securities	$28,010
Options written			Options written	$61,200

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2009*

Derivative Type	Volume

Equity: Purchased options	—
Written options	115

*	Activity during the period is measured by opened number of contracts for options.

NOTE 6 – SYNTHETIC CONVERTIBLE INSTRUMENTS

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 – SECURITIES LENDING

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of

18	Growth and Income Portfolio SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At June 30, 2009, the Portfolio held securities valued at $229,981 that were on loan to broker-dealers and banks and received $235,624 in cash or cash equivalent collateral which is currently valued at $208,585.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Portfolio for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of the BNY Institutional Cash Reserve Fund LBHI debt. The Portfolio’s holdings of the Series B shares are disclosed on the Schedule of Investments.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining the fair value).

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments[1]

Level 1 – Quoted Prices
Common Stocks[2]	$9,768,471
Purchased Options	28,010
Convertible Preferred Stocks	3,013,599
Short-Term Investments	695,667
Written Options		$(61,200)
Level 2 – Other significant observable inputs
Convertible Bonds	8,125,438
Convertible Preferred Stocks	431,319
Short-Term Investments	4,585
Level 3 – Significant unobservable inputs

Total	$22,067,089	($61,200)

[1]	Other Financial Instruments may include written options and forwards contracts.

[2]	All common stocks in the Portfolio are Level 1 and further detail by industry is disclosed in the Schedule of Investments.

Growth and Income Portfolio Notes to Financial Statements SEMIANNUAL REPORT	19

Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(unaudited)
	Six Months
	Ended	Year Ended December 31,
	June 30,
	2009	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.37	$14.32	$14.39	$14.51	$13.98	$12.74

Income from investment operations:
Net investment income (loss)	0.12 #	0.18 #	0.13	0.16	0.11	0.13

Net realized and unrealized gain (loss) from investments and foreign currency transactions	1.11	(4.60)	1.14	1.20	0.87	1.27

Total from investment operations	1.23	(4.42)	1.27	1.36	0.98	1.40

Distributions:
Dividends from net investment income	(0.18)	(0.13)	(0.20)	(0.29)	(0.33)	(0.16)

Dividends from net realized gains	—	(0.40)	(1.14)	(1.19)	(0.12)	—

Total distributions	(0.18)	(0.53)	(1.34)	(1.48)	(0.45)	(0.16)

Net asset value, end of period	$10.42	$9.37	$14.32	$14.39	$14.51	$13.98

Ratios and supplemental data:
Total Return(a)	13.33%	(31.74)%	8.87%	9.45%	7.15%	11.10%

Net assets, end of period (000)	$21,659	$21,035	$36,697	$36,972	$35,796	$33,719

Ratio of net expenses to average net assets	1.44%*	1.18%	1.16%	1.24%	1.27%	1.31%

Ratio of net investment income (loss) to average net assets	2.53%*	1.53%	0.90%	1.02%	0.76%	1.16%

Ratio of gross expenses to average net assets prior to expense reductions	1.44%*	1.19%	1.17%	1.24%	1.27%	1.31%

Portfolio turnover rate	29.4%	85.2%	76.8%	66.0%	69.7%	79.5%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

#	Net investment income allocated based on average shares method.

*	Annualized

20	Growth and Income Portfolio SEMIANNUAL REPORT Financial Highlights

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Advisors Trust

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Advisors Trust (the “Trust”), comprised solely of the Calamos Growth and Income Portfolio (the “Portfolio”), as of June 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets of the Trust for the year ended December 31, 2008 and the financial highlights for each of the four years in the period then ended, and in our report dated February 5, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The Portfolio’s financial highlights for the year ended December 31, 2004 were audited by other auditors whose report, dated February 4, 2005, expressed an unqualified opinion on those financial highlights.

Chicago, Illinois
August 04, 2009

Growth and Income Portfolio Report of Independent Registered Public Accounting Firm SEMIANNUAL REPORT	21

Trustee Approval of Management Agreement

The Board of Trustees of Calamos Advisors Trust oversees the Portfolio’s management, and, as required by law, determines annually whether to continue the Trust’s management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Trust and the Portfolio. The “Independent Trustees,” who comprise more than 75% of the Board, have never been affiliated with Calamos Advisors.

In connection with its most recent consideration regarding continuation of the management agreement, the Board received and reviewed a substantial amount of information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 17, 2009, based on its evaluation of the information referred to above and other information, the Board determined that the overall arrangements between the Portfolio and Calamos Advisors were fair and reasonable in light of the nature, extent and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Board considered relevant in the exercise of its business judgment. At that meeting, the Board, including all of the Independent Trustees, approved the continuation of the management agreement through July 31, 2010, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement, the Board considered, among other things: (i) the nature, quality and extent of the services provided by Calamos Advisors to the Portfolio, (ii) the investment performance of the Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by the Portfolio as well as expense information for comparable funds, (iv) the profitability to Calamos Advisors and its affiliates from their relationship with the Portfolio, (v) whether economies of scale may be realized as the Portfolio grows and whether fee levels share with Portfolio investors economies of scale and (vi) other benefits to Calamos Advisors from its relationship with the Portfolio. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the management agreement.

Nature, Extent and Quality of Services

The Board’s consideration of the nature, extent and quality of the services provided by Calamos Advisors to the Portfolio took into account the knowledge gained from the Board’s meetings with Calamos Advisors throughout the prior year. In addition, the Board considered: Calamos Advisors’ long-term history of managing the Portfolio; the consistency of investment approach; the background and experience of Calamos Advisors’ investment personnel responsible for managing the Portfolio; and Calamos Advisors’ performance as administrator of the Portfolio, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed Calamos Advisors’ resources and key personnel involved in providing investment management services to the Portfolio, including the time that investment personnel devote to the Portfolio and the investment results produced by Calamos Advisors’ in-house research. The Board also considered compliance reports about Calamos Advisors from the Portfolio’s Chief Compliance Officer. The Board concluded that the nature, extent and quality of the services provided by Calamos Advisors to the Portfolio were appropriate and consistent with the management agreement and that the Portfolio was likely to continue to benefit from services provided under its management agreement with Calamos Advisors.

Investment Performance of the Portfolio

The Board considered the Portfolio’s investment performance over various time periods, including how the Portfolio performed compared to the median performance of a group of comparable funds (the Portfolio’s “Universe Median”) selected by Lipper, Inc., an independent data service provider. The performance periods considered by the Board ended on March 31, 2009.

The Board considered that the Portfolio underperformed its Universe Median during the one-, three- and five-year periods. The Board considered management’s assertion that the Portfolio was well positioned to take advantage of attractive investment opportunities created by the recent market turmoil, particularly with respect to convertible securities, and determined to continue to monitor the performance of the Portfolio closely.

22	Growth and Income Portfolio SEMIANNUAL REPORT Trustee Approval of Management Agreement

Trustee Approval of Management Agreement

Costs of Services Provided and Profits Realized by Calamos Advisors

Using information provided by Lipper, the Board evaluated the Portfolio’s actual management fee rate compared to the median management fee rate for other mutual funds similar in size, character and investment strategy (the Portfolio’s “Expense Group”), and the Portfolio’s total expense ratio compared to the median total expense ratio of the Portfolio’s Expense Group.

The Board also reviewed Calamos Advisors’ management fee rates for its institutional separate accounts and for its sub-advised funds (for which Calamos Advisors provides portfolio management services only). The Board noted that while, generally, the rates of fees paid by those clients were lower than the rate of fees paid by the Portfolio, the differences reflected Calamos Advisors’ significantly broader scope of services regarding the Portfolio, and the more extensive regulatory obligations and risks associated with managing the Portfolio.

The Board also considered Calamos Advisors’ costs in serving as the Portfolio’s investment adviser and manager, including costs associated with technology, infrastructure and compliance necessary to manage the Portfolio. The Board reviewed Calamos Advisors’ methodology for allocating costs among Calamos Advisors’ lines of business. The Board also considered information regarding the structure of Calamos Advisors’ compensation program for portfolio managers, analysts and certain other employees and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of Calamos Advisors in serving as the Portfolio’s investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Portfolio, as well as an explanation of the methodology utilized in allocating various expenses among the Portfolio and Calamos Advisors’ other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board also reviewed the annual report of Calamos Advisors’ parent company and discussed its corporate structure.

The Board considered that the Portfolio’s management fee rate and total expense ratio are higher than the respective medians of the Portfolio’s Expense Group. The Board also considered, however, that the Portfolio’s contractual management fee rate at a common asset level is equal to the median of the Portfolio’s Expense Group.

After its review of all the matters addressed, including those outlined above, the Board concluded that the rate of management fee paid by the Portfolio to Calamos Advisors was reasonable in light of the nature and quality of the services provided.

Economies of Scale

The Board considered whether the Portfolio’s management fee shares with shareholders potential economies of scale that may be achieved by Calamos Advisors. The Board concluded that the fee schedule for the Portfolio was appropriate at current asset levels.

Other Benefits Derived from the Relationship with the Portfolio

The Board also considered other benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Portfolio. The Board concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to their agreements with the Portfolio and the fees payable by the Portfolio therefor, the Portfolio and Calamos Advisors may potentially benefit from their relationship with each other in other ways.

The Board also considered Calamos Advisors’ use of a portion of the commissions paid by the Portfolio on its portfolio brokerage transactions to obtain research products and services benefiting the Portfolio and/or other clients of Calamos Advisors and concluded, based on reports from the Trust’s Chief Compliance Officer, that Calamos Advisors’ use of “soft” commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in its consideration, the Board, including all of the Independent Trustees, concluded that the continuation through July 31, 2010 of the management agreement for the Portfolio with Calamos Advisors was in the best interest of the Portfolio and its shareholders.

Growth and Income Portfolio Trustee Approval of Management Agreement SEMIANNUAL REPORT	23

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A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Advisors LLC, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Portfolio's proxy voting record for the twelve month period ended June 30, 2008, is also available free of charge upon request by calling or writing Calamos Advisors LLC and by visiting the SEC website at http://www.sec.gov. The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS ADVISORS TRUST
This report, including the audited financial statements contained herein, is submitted for general information for the contract owners of the Portfolio. The report is not authorized for distribution to prospective investors in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio, and, after March 31, 2009, updated performance data for the most recently completed calendar quarter.

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

© 2009 Calamos Holdings LLC. All Rights Reserved. Calamos®, Calamos Investments®, Investment strategies for your serious money™ and the Calamos® logo are registered trademarks of Calamos Holdings LLC.

KCLSAN 2146 2009

ITEM 1. REPORT TO SHAREHOLDERS.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included in the Report to Shareholders in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
No material changes.
ITEM 11. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Code of Ethics — Not applicable.
(a)(2)(i) Certification of Principal Executive Officer.
(a)(2)(ii) Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 5, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	August 5, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 5, 2009

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	August 5, 2009